Schedule of Unaudited ProForma Net Revenues and Net income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Net revenue	$ 2,014	$ 7,314	$ 10,268	$ 8,802
Net loss	$ (8,380)	$ (9,919)	$ (21,436)	$ (40,558)